CONDEDNSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Income Statement [Abstract]
REVENUES	$ 283	$ 7,812	$ 1,128	$ 7,831
COST OF REVENUES	1,055	295	1,803	313
GROSS PROFIT	(772)	7,517	(675)	7,518
OPERATING EXPENSES:
RESEARCH AND DEVELOPMENT EXPENSES	9,574	5,621	25,469	11,936
GENERAL AND ADMINISTRATIVE EXPENSES	10,743	2,199	27,019	5,374
OPERATING LOSS	21,089	303	53,163	9,792
INTEREST AND OTHER (INCOME) EXPENSES, NET	(556)	(5)	(1,323)	122
REALIZED LOSS ON SALE OF SHORT-TERM INVESTMENT			100
NET LOSS	$ 20,533	$ 298	$ 51,940	$ 9,914
NET LOSS PER ORDINARY SHARE BASIC AND DILUTED	$ 1.28	$ 0.02	$ 3.30	$ 1.31
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC AND DILUTED LOSS PER ORDINARY SHARE	16,092,583	13,051,117	15,721,445	8,223,124